Organization and business	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization and business

1 Organization and business

Currenc Group Inc. and its wholly owned subsidiaries (collectively, the “Company” or “Currenc”) is a limited liability company incorporated in the Cayman Islands on March 8, 2021. It is an investment holding company headquartered in Singapore.

The Company was originally a publicly traded special purpose acquisition company named INFINT Acquisition Corporation (“INFINT”), which was formed for the purpose of acquiring, engaging in a share exchange, share reconstruction and amalgamation with, purchasing all or substantially all of the assets of, entering into contractual arrangements with, or engaging in any other similar business combination with one or more businesses or entities.

The Company’s principal subsidiaries at March 31, 2025, are set out below:

			Percentage of ownership held by the Company
Company Name	Place of incorporation	Principal activities	Directly	Indirectly
Seamless Group Inc.	Cayman Islands	Investment holding	100%
Dynamic Investment Holdings Limited	Cayman Islands	Investment holding		100%
Bagus Fintech Pte. Ltd.	Singapore	Providing business center services	—	100%
CURRENC Capital Inc.	Cayman Islands	Investment holding	100%	—
CURRENC US INC.	United States	Investment holding	100%	—
CURRENC Power Inc.	Cayman Islands	Investment holding	100%	—
Seamless AI Inc.	BVI	Investment holding	—	51%
Seamless Lab Limited	Hong Kong	Development of AI call center and system integration	—	51%
CURR-ARC GP Limited	Hong Kong	Acting as General Partner of Limited Partnership Fung	—	100%
CURR-ARC AI Fund 1 LPF	Hong Kong	Limited Partnership Fund	—	100%
Tranglo Sdn. Bhd.	Malaysia	Provision of international airtime reload, international money transfer services, its related implementation, technical and maintenance services	—	60%
PT Tranglo Indonesia	Indonesia	Operating money remittance business	—	60%
PT Tranglo Solusindo	Indonesia	Providing and sourcing airtime and other related services	—	60%
Tranglo (MEA) Limited	Hong Kong	Providing and sourcing airtime and other related services	—	60%
Tranglo Europe Ltd	United Kingdom	Operating money remittance business	—	60%
Tranglo Pte. Ltd.	Singapore	Operating money remittance business	—	60%
Treatsup Sdn. Bhd.	Malaysia	Research, development and commercialisation of Treatsup application and provision of implementation, technical services and maintenance related to the application	—	60%
Dynamic Indonesia Holdings Limited	Cayman Islands	Investment holding	—	100%

CURRENC GROUP INC. AND SUBSIDIARIES

NOTES TO THE CONDENSED CONSOLIDATED FINANCIAL STATEMENTS (UNAUDITED)

1 Organization and business (continued)

Dynamic Indonesia Pte. Ltd.	Singapore	Retail sales via the internet and development of other software and programming activities	—	82.0%
PT Dynamic Wallet Indonesia	Indonesia	Business operations have not commenced	—	82.2%
PT Walletku Indompet Indonesia	Indonesia	(i) Retail commerce through media, for textile commodities, clothing, footwear and personal needs, (ii) web portal and/or digital platforms for commercial purposes, and (iii) software publisher	—	82.2%

1 Organization and business

Currenc Group Inc. (the “Company”) is a limited liability company incorporated in the Cayman Islands on March 8, 2021. It is an investment holding company headquartered in Singapore.

The Company was originally a publicly traded special purpose acquisition company named INFINT Acquisition Corporation (“INFINT”) formed for the purpose of acquiring, engaging in a share exchange, share reconstruction and amalgamation with, purchasing all or substantially all of the assets of, entering into contractual arrangements with, or engaging in any other similar business combination with one or more businesses or entities.

Initial Public Offering

On November 23, 2021, INFINT consummated its initial public offering (the “Initial Public Offering”) of 17,391,200 units (each a “Unit”) at a price of $10.00 per Unit and the sale of 7,032,580 private placement warrants (the “Private Warrants”) at a price of $1.00 per Private Warrant in a private placement (the “Private Placement”) to the Sponsor that closed simultaneously with the closing of the Initial Public Offering. On November 23, 2021, the Underwriters exercised their over-allotment option in full, according to which INFINT consummated the sale of an additional 2,608,680 Units, at $10.00 per Unit, and the sale of an additional 764,262 Private Warrants, at $1.00 per Private Warrant. Following the closing of the over-allotment option, INFINT generated total gross proceeds of $207,795,642 from the Initial Public Offering and the Private Placement, of which INFINT raised $199,998,800 in the Initial Public Offering, $7,796,842 in the Private Placement and of which $202,998,782 was placed in INFINT’s Trust Account with Continental Stock Transfer & Company as trustee, established for the benefit of INFINT’s public shareholders. The Underwriters received a cash underwriting discount of (i) one and one-quarter percent (1.25%) of the gross proceeds of the Initial Public Offering, or $2,499,985, and (ii) one half of a percent (0.5%) in the form of representative shares (69,999 INFINT Class B ordinary shares to EF Hutton and 30,000 INFINT Class B ordinary shares to JonesTrading). In addition, the Underwriters were entitled to a deferred fee of three percent (3.00%) of the gross proceeds of the Initial Public Offering, or $5,999,964, upon the closing of the Business Combination, pursuant to the underwriting agreement dated November 18, 2021 (the “Underwriting Agreement”). The deferred fee was partially paid in cash from the amounts held in the Trust Account and partially settled through a promissory note issued upon the closing of the Business Combination

Business Combination

On August 30, 2024 (the “Closing Date”), INFINT, INFINT Fintech Merger Sub Corp., a Cayman Islands exempted company and wholly owned subsidiary of INFINT (“Merger Sub”), and Seamless Group Inc., a limited liability company under the laws of the Cayman Islands (along with its wholly owned subsidiaries, “Seamless”), consummated a business combination pursuant to the business combination agreement, dated as of August 3, 2022, as amended (the “Business Combination Agreement”).

On the Closing Date, INFINT completed a series of transactions (the “Closing”) that resulted in the combination (the “Business Combination”) of INFINT with Seamless. On August 30, 2024, pursuant to the Business Combination Agreement, the Merger Sub merged with and into Seamless, with Seamless surviving the merger as a wholly owned subsidiary of INFINT, and INFINT changed its name to Currenc Group Inc. (“Currenc”). The Company’s ordinary shares are listed on the Nasdaq Global Market under the symbol “CURR”.

As consideration for the Business Combination, Currenc issued to Seamless shareholders an aggregate of 40,000,000 ordinary shares (the “Exchange Consideration”). In addition, Currenc issued 400,000 commitment shares to the private investment in public equity (“PIPE”) investor (as described below) and an aggregate of 200,000 shares to vendors in connection with the Closing, issued promissory notes for approximately $5.7 million to EF Hutton LLC (“EF Hutton”), approximately $3.2 million to Greenberg Traurig LLP (“Greenberg Traurig”), and $603,623 to INFINT Capital LLC (the “Sponsor”), and entered into a $1.75 million PIPE Offering, as set forth below.

Simultaneous with the closing of the Business Combination, Currenc also completed a series of private financings, issuing a Convertible Note for $1.94 million, 400,000 commitment shares, and warrants to purchase 136,110 ordinary shares in a private placement to a PIPE investor (the “PIPE Offering”), which raised $1.75 million in net proceeds.

The Company’s principal subsidiaries at December 31, 2024 are set out below:

			Percentage of ownership held by the Company
Company Name	Place of incorporation	Principal activities	Directly	Indirectly
Seamless Group Inc.	Cayman Islands	Investment holding	100%
Dynamic Investment Holdings Limited	Cayman Islands	Investment holding		100%
Bagus Fintech Pte. Ltd.	Singapore	Providing business center services	-	100%
Dynamic (Asia) Holdings Limited	Cayman Islands	Investment holding	-	100%
Seamless AI Inc.	BVI	Investment holding	-	51%
Seamless Lab Limited	Hong Kong	Development of AI call center and system integration	-	51%
Tranglo Sdn. Bhd.	Malaysia	Provision of international airtime reload, international money transfer services, its related implementation, technical and maintenance services	-	60%
PT Tranglo Indonesia	Indonesia	Operating money remittance business	-	60%
PT Tranglo Solusindo	Indonesia	Providing and sourcing airtime and other related services	-	60%
Tranglo (MEA) Limited	Hong Kong	Providing and sourcing airtime and other related services	-	60%
Tranglo Europe Ltd	United Kingdom	Operating money remittance business	-	60%
Tranglo Pte. Ltd.	Singapore	Operating money remittance business	-	60%
Treatsup Sdn. Bhd.	Malaysia	Research, development and commercialisation of Treatsup application and provision of implementation, technical services and maintenance related to the application	-	60%
Dynamic Indonesia Holdings Limited	Cayman Islands	Investment holding	-	100%
Dynamic Indonesia Pte. Ltd.	Singapore	Retail sales via the internet and development of other software and programming activities	-	82.0%
PT Dynamic Wallet Indonesia	Indonesia	Business operations have not commenced	-	82.2%
PT Walletku Indompet Indonesia	Indonesia	(i) Retail commerce through media, for textile commodities, clothing, footwear and personal needs, (ii) web portal and/or digital platforms for commercial purposes, and (iii) software publisher	-	82.2%

CURRENC GROUP INC. AND SUBSIDIARIES

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS